Forfeiture Shares - Schedule of Fair Value of the Forfeiture Shares (Details)	Jun. 30, 2025	Dec. 31, 2024
Stock price [Member]
Schedule of Fair Value of the Forfeiture Shares [Line Items]
Forfeiture shares key assumptions	2.63	2.6
Expected term (years) [Member]
Schedule of Fair Value of the Forfeiture Shares [Line Items]
Forfeiture shares key assumptions	0.25	0.75
Expected volatility [Member]
Schedule of Fair Value of the Forfeiture Shares [Line Items]
Forfeiture shares key assumptions	63.84	63.84
Risk-free interest rate [Member]
Schedule of Fair Value of the Forfeiture Shares [Line Items]
Forfeiture shares key assumptions	4.41	4.2